SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)

December 31, 2025

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value		(e) Current Value

	Cash and Cash Equivalents:
*	Vanguard Federal Money Market Fund	67,688	shares	$67,688

	Mutual Funds:
*	Vanguard Target Retirement 2035 Fund	452,855	shares	12,399,174
*	Vanguard Target Retirement 2030 Fund	253,006	shares	10,709,740
*	Vanguard Target Retirement 2025 Fund	431,927	shares	8,616,942
*	Vanguard Target Retirement 2040 Fund	127,944	shares	6,390,785
*	Vanguard Target Retirement 2045 Fund	173,901	shares	6,041,318
*	Vanguard 500 Index Fund Admiral Shares	9,284	shares	5,866,045
*	Vanguard Target Retirement 2050 Fund	78,389	shares	4,646,924
*	Vanguard Target Retirement Income	254,541	shares	3,530,487
*	Vanguard Target Retirement 2020 Fund	116,803	shares	3,206,236
*	Fidelity Large Cap Growth Index Fund	58,449	shares	2,704,422
*	Vanguard Target Retirement 2055 Fund	35,983	shares	2,380,605
*	Vanguard Small-Cap Index Fund Admiral Shares	11,821	shares	1,460,838
*	Vanguard Mid-Cap Index Fund Admiral Shares	3,892	shares	1,398,684
*	Vanguard Target Retirement 2060 Fund	21,502	shares	1,311,209
*	Vanguard Emerging Markets Stock Index Fund Admiral Shr	20,614	shares	919,581
*	American Funds EuroPacific Growth Fund; Class R-6	11,465	shares	694,564
*	Baird Core Plus Bond Fund; Institutional Class	43,920	shares	452,813
*	Vanguard Target Retirement 2065 Fund	8,582	shares	343,529
*	Putnam Large Cap Value Fund; Class R6	7,030	shares	276,078
*	Vanguard Total Bond Market Index Fund Admiral Shares	23,239	shares	227,042
*	Vanguard FTSE All-World ex-US Index Fund Admiral Shares	2,382	shares	108,867
*	Vanguard Target Retirement 2070 Fund	1,281	shares	40,762
				73,726,645

	Common/Collective Trust:
*	Vanguard Retirement Savings Trust III	3,939,328	shares	3,939,328

*	Financial Institutions, Inc. Company Stock	69,196	shares	2,156,841

*	Notes receivable from participants	5.25% - 10.5%, due through 2039		769,666
				$80,660,168

* Denotes party-in-interest

Column (d), cost, has been omitted, as all investments are participant directed.